ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
FDIC coverage over cash balance	$ 965,157	$ 697,945
Estimated useful lives of intangible assets	10 years
Working capital (deficit)	$ (6,922,786)	(6,374,973)
Convertible promissory notes	1,156,259	1,156,259
Income taxes payable	9,719,872	7,736,858
Income tax expense	3,482,125	2,809,768
Revenues	28,285,200	28,888,410
Deferred revenue	301,562	94,068
Revenue [Member] | Retail [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	25,314,672	26,713,239
Revenue [Member] | Wholesale [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 2,970,528	$ 2,175,171